Restatement of the Consolidated Financial Statements - Schedule of Error Corrections and Prior Period Adjustments (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Digital currencies	$ 96,710		$ 96,710		$ 217,119	$ 199
Total current assets	197,483		197,483		588,189	95,267
Total Assets	200,871		200,871		589,424	98,071
Accumulated deficit	(114,898,395)		(114,898,395)		(114,516,772)	(69,052,203)
Total stockholders' equity	131,804		131,804		513,427	(45,250,567)	$ (2,789,920)
Total Liabilities and stockholders' equity	200,871		200,871		589,424	98,071
Total operating expenses	235,614	$ 215,102	492,762	$ 394,548	1,574,093	1,547,627
Net loss from operations	(235,614)	(214,744)	(492,762)	(391,009)	(1,569,773)	(1,456,284)
Revaluation of digital currencies
Realized gain (loss) on sale of digital currencies	(18,926)		(111,139)		(299,092)
Total other expenses (income)	18,926	806,417	111,139	(34,212,862)	(43,894,796)	(42,808,992)
Net loss	$ (216,688)	$ 591,673	$ (381,623)	$ (34,603,871)	$ (45,464,569)	$ (44,265,276)
Basic and Diluted Loss per Share	$ (0.00)	$ 0.01	$ (0.00)	$ (0.80)	$ (0.37)	$ (4.89)
Basic and Diluted Shares	371,326,525	66,171,066	369,781,431	43,079,285	123,548,858	9,058,785
Change in fair value of digital currencies						$ 8,665
Net cash used in operating activities			(268,296)	$ (947,421)	(1,488,254)	(828,459)
Net cash provided by investing activities			(2,598)	$ (1,484)	400	$ 387,225
Previously Reported [Member]
Digital currencies	$ 139,655		139,655		616,352
Total current assets	240,428		240,428		987,422
Total Assets	243,816		243,816		988,657
Accumulated deficit	(114,855,450)		(114,855,450)		(114,117,539)
Total stockholders' equity	174,749		174,749		912,660
Total Liabilities and stockholders' equity	243,816		243,816		988,657
Total operating expenses	235,616		492,762
Net loss from operations	(235,616)		(492,762)		(864,827)
Revaluation of digital currencies	(12,419)		(193,235)
Realized gain (loss) on sale of digital currencies	11,265		(51,914)
Total other expenses (income)	(1,154)		(245,149)		(44,200,509)
Net loss	$ (236,770)		$ (737,911)		$ (45,065,336)
Basic and Diluted Loss per Share	$ (0.00)		$ (0.00)		$ (0.36)
Basic and Diluted Shares	371,326,525		369,781,431		123,548,858
Change in fair value of digital currencies			$ 193,235		$ (704,946)
Net cash used in operating activities			(499,844)		(1,488,254)
Net cash provided by investing activities			231,548
Restatement Adjustment [Member]
Digital currencies	$ (42,945)		(42,945)		(399,233)
Total current assets	(42,945)		(42,945)		(399,233)
Total Assets	(42,945)		(42,945)		(399,233)
Accumulated deficit	(42,945)		(42,945)		(399,233)
Total stockholders' equity	(42,945)		(42,945)		(399,233)
Total Liabilities and stockholders' equity	(42,945)		(42,945)		(399,233)
Total operating expenses	(2)
Net loss from operations	2				(704,946)
Revaluation of digital currencies	12,419		193,235
Realized gain (loss) on sale of digital currencies	7,661		163,053		(299,092)
Total other expenses (income)	20,080		356,288		305,713
Net loss	$ 20,082		$ 356,288		$ (399,233)
Basic and Diluted Loss per Share					$ (0.01)
Basic and Diluted Shares
Change in fair value of digital currencies			$ (193,235)		$ 704,946
Net cash used in operating activities			231,548
Net cash provided by investing activities			$ (231,548)